RELATED-PARTY TRANSACTIONS - Revenue Earned and Contracts Originated (Details) - Nova Funds - Related Party	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) insurance_contract
Related Party Transaction [Line Items]
Revenue			$ 494,972
Origination expenses for life settlement policies	$ 685	$ 0	99,456
Face value			$ 46,650,000
Total policies | insurance_contract			7
Average Age			70 years
Origination fee revenue
Related Party Transaction [Line Items]
Revenue			$ 259,517
Transaction reimbursement revenue
Related Party Transaction [Line Items]
Revenue			$ 235,455